Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [Abstract]
Disclosure of detailed information about inventory [Table Text Block]
	December 31,	December 31,
	2024	2023
Finished products - Vanadium	$35,083	$43,582
Finished products - Ilmenite	1,040	672
Work-in-process	606	1,802
Stockpiles	490	1,328
Warehouse materials	10,319	14,181
Total	$47,538	$61,565